Prepaid Expenses	9 Months Ended
Sep. 30, 2022
LMF ACQUISITION OPPORTUNITIES, INC.
Prepaid Expenses	NOTE 4. PREPAID EXPENSES As of September 30, 2022, the Company had prepaid expenses of approximately $174,000 primarily in connection with the prepayment for D& O insurance and professional services.